BUSINESS COMBINATIONS - Reconciliation to Statement of Cash Flows and Statement of Equity (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash - PIPE			$ 525,000	$ 525,000
Less: VectoIQ loan payoff in conjunction with close			(422)	(422)
Net Business Combination and PIPE financing	$ 616,736	$ 0	616,726	616,726	$ 0	$ 0
Less: non-cash net liabilities assumed from VectoIQ		0	(21,919)	(21,919)	0	0
Less: accrued transaction costs and advisory fees		$ 0	(285)	(285)	$ 0	$ 0
Net contributions from Business Combination and PIPE financing			594,522	594,522
M&M Residual, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock			(70,000)	(70,000)
Nimbus Holdings, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock			(25,000)	(25,000)
VectoIQ
Business Acquisition [Line Items]
Cash - VectoIQ's trust and cash (net of redemptions)			238,358	238,358
Less: transaction costs and advisory fees paid			(51,210)	$ (51,210)
Less: non-cash net liabilities assumed from VectoIQ			$ (21,919)